Note 8 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note 8 - Income Taxes - Unrecognized Tax Benefits (Details)
Beginning balance	$ 447	$ 447	$ 447
Increases in unrecognized tax benefits - current year positions	0	0	0
Decreases in unrecognized tax benefits - prior year position	0	0	0
Ending balance	$ 447	$ 447	$ 447